PENSION AND POST-RETIREMENT BENEFIT PLANS	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
PENSION AND POST-RETIREMENT BENEFIT PLANS	PENSION AND POST-RETIREMENT BENEFIT PLANS
Pension and Post-Retirement Plans
In connection with the 2021 acquisition of Meredith, the Company assumed the obligations under Meredith’s various pension plans. The plans include U.S. noncontributory pension plans that cover substantially all employees who were employed by Meredith prior to January 1, 2018. There are two international pension plans in the U.K., including the IPC Plan. The international plans have no active participants. The two U.S. and two U.K. plans consist of a qualified (funded) plan and a nonqualified (unfunded) plan in each country. These plans provide participants with retirement benefits in accordance with benefit provision formulas. The unfunded pension plans provide retirement benefits to certain highly compensated employees. The Company also assumed Meredith’s defined healthcare and life insurance plans that provide benefits to eligible employees upon their retirement.
U.S. Pension Plans and Post-Retirement Plan
On December 28, 2024, Dotdash Meredith amended the domestic unfunded pension plan to freeze active participation as of December 31, 2024. All plan participants will continue as participants in this plan with respect to their accrued benefits until their accrued benefits are distributed to them or their beneficiaries. The plan was closed to new participants as of December 31, 2022, and participant’s covered compensation was frozen effective December 31, 2024. Participants continue to receive interest accumulation pursuant to the terms of the plan. Because the plan is unfunded, Dotdash Meredith will make benefit payments to the participants once they reach their benefit eligibility date.
Dotdash Meredith froze and terminated the domestic funded pension plan as of December 31, 2022. The last of the required customary regulatory approvals of the termination of this plan was received in February 2024. In connection with the termination of this plan, the liabilities were settled through a combination of (i) lump sum payments to eligible participants who elected to receive them and (ii) the purchase of annuity contracts for participants who either did not elect lump sums or were already receiving benefits. During 2024, the domestic funded pension plan’s remaining assets of $16.0 million were transferred to a suspense account in the trust for the IAC Inc. Retirement Savings Plan (the “IAC Plan”), a qualified retirement plan (“QRP”). In accordance with Internal Revenue Service (“IRS”) requirements, assets in the suspense account are to be allocated to active Dotdash Meredith participants in the IAC Plan no less than ratably over a period not to exceed seven years, which may be accelerated. During the third quarter of 2024, Dotdash Meredith made its first asset allocation under the IRS requirements, in the amount of $2.3 million, and expects to allocate the remaining funds in 2025. The assets transferred to the QRP are restricted in nature and considered to be a Level 2 investment in the fair value hierarchy. The remaining assets in the QRP are reflected as a retirement investment fund in “Other current assets” in the balance sheet as of December 31, 2024.
In addition, Dotdash Meredith provides health care benefits for certain employees in the U.S. upon their retirement. This plan is the only plan with active participants that are accruing benefits based upon service and the expected cost of which is accrued over the period that the employees render services; this plan is funded as claims are paid.
U.K. Pension Plans
The IPC plan and the unfunded international plan relate to certain Meredith operations that were sold prior to the Company’s 2021 acquisition of Meredith; Meredith retained the pension obligations related to these operations. On July 28, 2022, following approval by the trustees of the IPC Plan, the IPC Plan entered into an annuity contract with a private limited life insurance company covering all IPC Plan participants who were not covered by an annuity contract entered into in May 2020. The annuity contracts are designed to provide payments equal to all future designated contractual benefit payments. The value of the annuity contracts and the liabilities with respect to participants are expected to match. Dotdash Meredith remains responsible for paying pension benefits to the IPC Plan participants. While Dotdash Meredith currently does not expect to be required to make additional contributions to the IPC Plan, this may change based upon future events or as additional information becomes available.
Obligations and Funded Status
Change in Net Assets/Liabilities
The following tables present changes in, and components of, Dotdash Meredith’s net assets/liabilities for pension and other post-retirement benefits:

	Year Ended December 31, 2024			Year Ended December 31, 2023
	Pension		Post-Retirement	Pension		Post-Retirement
	Domestic	International	Domestic	Domestic	International	Domestic
	(In thousands)
Change in benefit obligation
Benefit obligation, beginning of year	$56,722	$488,269	$4,248	$72,988	$467,829	$4,473
Service cost	202	—	1	211	—	4
Interest cost	1,816	19,288	206	3,140	19,610	231
Net actuarial gain	(7,357)	(62,955)	(370)	(49)	(6,420)	(496)
Benefits paid (including lump sums)	(496)	(18,822)	(43)	(19,568)	(17,796)	36
Settlements	(46,856)	—	—	—	—	—
Curtailment gain	(399)	—	—	—	—	—
Foreign currency exchange rate impact	—	(5,154)	—	—	25,046	—
Benefit obligation, end of year	$3,632	$420,626	$4,042	$56,722	$488,269	$4,248
Change in plan assets
Fair value of plan assets, beginning of year	$62,008	$488,701	$—	$78,199	$467,891	$—
Actual return on plan assets	823	(45,117)	—	2,765	13,728	—
Employer contributions	489	172	—	612	163	—
Benefits paid (including lump sums)	(496)	(18,822)	—	(19,568)	(17,796)	—
Settlements	(46,856)	—	—	—	—	—
Transfer to QRP	(15,968)	—	—	—	—	—
Foreign currency exchange rate impact	—	(4,971)	—	—	24,715	—
Fair value of plan assets, end of year	$—	$419,963	$—	$62,008	$488,701	$—
(Under) over funded status, end of year	$(3,632)	$(663)	$(4,042)	$5,286	$432	$(4,248)

Benefits paid directly from Dotdash Meredith assets for the unfunded domestic and international plans and the post-retirement plan are included both in employer contributions and benefits paid.
Domestic Plans
The over funded status as of December 31, 2023 was the result of the decision to freeze and terminate the funded plan, which shifted the investment strategy of the plan until the eventual distribution to the plan participants in 2024 discussed above.
International Plans
The international pension plans primarily consist of the IPC Plan. All IPC Plan participants are covered by the annuity contracts referenced above, which are held with a private limited life insurance company. As described above, the full benefits under the plan have been annuitized, which resulted in the limited change in the (under) over funded status of the international plans during the years ended December 31, 2024 and 2023.
Balance Sheet Classification
The following amounts are recognized in the December 31, 2024 and 2023 balance sheet, respectively:

	December 31,
	2024			2023
	Pension		Post-Retirement	Pension		Post-Retirement
	Domestic	International	Domestic	Domestic	International	Domestic
	(In thousands)
Other current assets
Prepaid benefit cost	$—	$3,275	$—	$—	$4,850	$—
Other non-current assets
Prepaid benefit cost	—	—	—	10,225	—	—
Accrued expenses and other current liabilities
Accrued benefit liability	(1,619)	(186)	(432)	(1,430)	(4,418)	(433)
Other long-term liabilities
Accrued benefit liability	(2,013)	(3,752)	(3,610)	(3,509)	—	(3,815)
Net amount recognized	$(3,632)	$(663)	$(4,042)	$5,286	$432	$(4,248)
The accumulated benefit obligation for the domestic defined benefit pension plans was $3.6 million and $56.1 million at December 31, 2024 and 2023, respectively. The accumulated benefit obligation for the international defined benefit pension plans was $420.6 million and $488.3 million at December 31, 2024 and 2023, respectively.
Accumulated and Projected Benefit Obligations
The following table provides information about pension plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets:

	December 31,
	2024		2023
	Domestic	International	Domestic	International
	(In thousands)
Projected benefit obligation	$3,632	$3,938	$4,939	$4,419
Accumulated benefit obligation	$3,632	$3,938	$4,290	$4,419
Fair value of plan assets	$—	$—	$—	$—
Costs
The components of net periodic benefit (credit) cost recognized in the statement of operations were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023			Year Ended December 31, 2022
	Pension		Post-Retirement	Pension		Post-Retirement	Pension		Post-Retirement
	Domestic	International	Domestic	Domestic	International	Domestic	Domestic	International	Domestic
	(In thousands)
Service cost	$202	$—	$1	$211	$—	$4	$3,562	$—	$7
Interest cost	1,816	19,288	206	3,140	19,610	231	4,372	15,014	262
Expected return on plan assets	(1,293)	(19,289)	—	(1,881)	(19,586)	—	(2,748)	(16,857)	—
Actuarial (gain) loss recognition	(6,887)	1,272	(370)	(932)	(225)	(496)	8,154	208,957	(3,717)
Settlement	—	—	—	—	—	—	(918)	—	(3,037)
Curtailment gain	(399)	—	—	—	—	—	(3,060)	—	—
Net periodic benefit (credit) cost	$(6,561)	$1,271	$(163)	$538	$(201)	$(261)	$9,362	$207,114	$(6,485)
The domestic pension plans actuarial gain for the year ended December 31, 2024 primarily relates to the final annuity contract pricing and lump sum payments for the funded plan, partially offset by investment performance and plan expenses. The curtailment gain was triggered by the freeze of the unfunded plan discussed above. For the domestic pension and post-retirement plans, the curtailment and settlement gains during the year ended December 31, 2022 were triggered by the freeze and termination events described above, as well as the discontinuation of a life insurance plan.
The international pension plans actuarial loss for the year ended December 31, 2022 is the result of higher interest rates with the decline in the value of plan assets exceeding the benefit of the reduction in the plan obligation.
The components of net periodic benefit (credit) cost, other than the service cost component, are included in “Other income (expense), net” in the statement of operations.
Assumptions
Benefit obligations were determined using the following weighted average assumptions:

	Year Ended December 31, 2024			Year Ended December 31, 2023
	Pension		Post-Retirement	Pension		Post-Retirement
	Domestic	International	Domestic	Domestic	International	Domestic
Discount rate	5.27%	4.99%	5.55%	5.19%	4.06%	5.11%
Rate of compensation increase	2.96%	N/A	3.50%	2.90%	N/A	3.50%
Cash balance interest credit rate	2.39%	N/A	N/A	2.39%	N/A	N/A
Net periodic benefit (credit) cost were determined using the following weighted average assumptions:

	Year Ended December 31, 2024			Year Ended December 31, 2023			Year Ended December 31, 2022
	Pension		Post-Retirement	Pension		Post-Retirement	Pension		Post-Retirement
	Domestic	International	Domestic	Domestic	International	Domestic	Domestic	International	Domestic
Discount rate	5.36%	4.06%	5.11%	5.48%	4.13%	5.46%	3.28%	1.67%	2.61%
Expected return on plan assets	5.22%	4.06%	N/A	4.48%	4.12%	N/A	2.80%	1.90%	N/A
Rate of compensation increase	2.90%	N/A	3.50%	2.99%	N/A	3.50%	2.95%	N/A	3.50%
Cash balance interest credit rate	2.39%	N/A	N/A	2.39%	N/A	N/A	3.65%	N/A	N/A

The assumed healthcare trend rates used to measure the expected cost of benefits for the post-retirement plan were as follows:

	December 31,
	2024	2023	2022
Initial level	6.50%	6.00%	6.25%
Ultimate level	5.00%	5.00%	5.00%
Years to ultimate level	6	4	5

Since Dotdash Meredith utilizes the mark-to-market approach to account for pension and post-retirement benefits, the expected long-term rate of return on assets has no effect on the overall amount of net periodic benefit (credit) cost recorded for the year. The expectation for the U.K. annuity contracts represents the implied yields for those contracts.
The market-related value of plan assets is multiplied by the expected long-term rate of return on assets to compute the expected return on plan assets, a component of net periodic benefit (credit) cost. The market-related value of plan assets is fair value.
Plan Assets
Due to the decision to freeze and terminate the domestic funded pension plan in 2022, the plan fiduciaries shifted the investment strategy to seek to preserve capital to protect the strong funded status, manage liquidity to align with potential benefit commencements and optimize yield to take advantage of the rising interest rate environment. The plan initially adopted a fixed income ladder investment strategy through which most of the plan assets were invested in U.S. Treasury securities of various maturities and a money market fund that invests mostly in U.S. Treasury securities. During 2023, principally all of the plan assets were reinvested in the money market fund as the U.S. Treasury securities matured in an effort to increase liquidity. These cash and cash equivalents that represent the investment balance in the U.S. represented Level 1 fair value measurements during 2023 and up until they were fully paid out during 2024. Refer to “Note 2—Summary of Significant Accounting Policies” for a discussion of the three levels in the hierarchy of fair values.
The investments of the IPC Plan as of December 31, 2024 and 2023 primarily include insurance annuity contracts and cash and cash equivalents. Refer to further discussion of the insurance annuity contracts above.
Fair value measurements for the international pension plan assets were as follows:

	December 31, 2024
	Level 1	Level 2	Level 3	Total Fair Value Measurements
	(In thousands)
Cash and cash equivalents	$6,384	$—	$—	$6,384
Fixed income	—	—	332	332
Insurance annuity contracts	—	—	413,247	413,247
Total assets at fair value	$6,384	$—	$413,579	$419,963

	December 31, 2023
	Level 1	Level 2	Level 3	Total Fair Value Measurements
	(In thousands)
Cash and cash equivalents	$8,199	$—	$—	$8,199
Fixed income	—	—	399	399
Insurance annuity contracts	—	—	480,103	480,103
Total assets at fair value	$8,199	$—	$480,502	$488,701
The annuity contracts held by the IPC Plan are valued using significant unobservable inputs.
The following table provides a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Year Ended December 31,
	2024	2023
	(In thousands)
Balance at January 1	$480,502	$460,278
Settlements	(18,899)	(17,378)
Change in fair value	(44,238)	12,915
Foreign currency translation	(3,786)	24,253
Other	—	434
Balance at December 31	$413,579	$480,502
There were no transfers in or out of Level 3 investments for the years ended December 31, 2024 and 2023.
Cash Flows
While Dotdash Meredith currently does not expect to be required to make any additional contributions to the IPC Plan, Dotdash Meredith has deposited amounts into an escrow account for the benefit of the IPC Plan that total £5.7 million at December 31, 2024.
The following benefit payments, which will primarily be made from funded plans internationally, are expected to be paid:

	Pension Benefits		Post-Retirement Benefits
	Domestic	International	Domestic
Year Ending December 31,	(In thousands)
2025	$1,662	$16,067	$444
2026	303	16,886	415
2027	269	17,798	395
2028	439	18,669	378
2029	238	19,568	365
2030-2034	922	112,082	1,544
Net amount recognized, end of year	$3,833	$201,070	$3,541

Defined Contribution Plans
IAC Inc. Retirement Savings Plan
IAC employees in the U.S. can elect to participate in a retirement savings program, the IAC Plan, that qualifies under Section 401(k) of the Internal Revenue Code. Under the IAC Plan, participating employees may contribute up to 50% of their eligible compensation, but not more than statutory limits. The Company matches 100% of the first 10% of an employee’s pre-tax or Roth contribution, subject to IRS limits on the Company’s matching contribution maximum, that a participant contributes to the IAC Plan, with certain exceptions at Dotdash Meredith. Dotdash Meredith matches 100% of the first 5% of pre-tax or Roth contributions for employees who were previously under the Meredith Savings and Investment Plan (the “Meredith Plan”), described below, and any U.S. Dotdash Meredith employees hired after January 1, 2023. The IAC Plan generally limits Company matching contributions to a maximum of $10,000 per participant on an annual basis. Matching contributions to the IAC Plan for the years ended December 31, 2024, 2023 and 2022 were $28.9 million, $28.0 million and $16.2 million, respectively. Matching contributions are invested in the same manner as each participant’s voluntary contributions in the investment options provided under the IAC Plan. An investment option in the IAC Plan is IAC common stock, but neither participant nor matching contributions are required to be invested in IAC common stock. The increase in matching contributions in 2023 is the result of the Meredith Plan merger with additional employees covered by the IAC Plan. The IAC Plan also provides for a discretionary matching contribution and/or a discretionary profit-sharing contribution, each of which is made on an annual basis and is subject to a last day of the plan year allocation requirement (with exceptions for retirement, death, or disability). There was no such discretionary matching contribution or discretionary profit-sharing contribution for the years ended December 31, 2024, 2023 and 2022.
IAC also has or participates in various benefit plans, principally defined contribution plans, for its international employees. IAC’s contributions to these plans for each of the years ended December 31, 2024, 2023 and 2022 were $0.3 million.
Meredith Savings and Investment Plan
In connection with the 2021 acquisition of Meredith, the Company assumed the Meredith Plan, its U.S. defined contribution savings plan, which allowed eligible employees to contribute a percentage of their salary, commissions and bonuses in accordance with plan limitations and provisions of Section 401(k) of the Internal Revenue Code. Dotdash Meredith made matching contributions to the Meredith plan subject to the plan limits. Effective January 1, 2023, Dotdash Meredith, as permitted by the relevant IAC Plan documents, merged the Meredith Plan into the IAC Plan.

Under the Meredith Plan, prior to the merge of plans effective January 1, 2023, Dotdash Meredith matched 100% of the first 4% and 50% of the next 1% of employee contributions for employees eligible for Dotdash Meredith’s pension benefits and 100% of the first 5% for employees ineligible for the Company’s pension benefits. Matching contributions to the Meredith Plan for the year ended December 31, 2022 was $10.4 million.